Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Beginning balance (in shares)	26,347,149	21,173,713	20,693,398
Granted (in shares)	5,979,438	8,550,753	3,932,498
Exercised (in share)	3,960,319	1,405,583	1,218,560
Canceled (in shares)	4,538,322	1,971,734	2,233,623
Ending balance (in shares)	23,827,946	26,347,149	21,173,713	20,693,398
Exercisable (in shares)	12,605,128
Vested and expected to vest (in shares)	23,827,946
Weighted average exercise price
Beginning balance, Weighted average exercise price (in EUR per share)	€ 3.29	€ 4.79	€ 5.54
Granted, Weighted average exercise price (in EUR per share)	0.06	0.06	0.06
Exercised, Weighted average exercise price (in EUR per share)	0.32	0.06	0.17
Canceled, Weighted average exercise price (in EUR per share)	6.16	4.28	6.93
Ending balance, Weighted average exercise price (in EUR per share)	2.64	€ 3.29	€ 4.79	€ 5.54
Exercisable, Weighted average exercise price (in EUR per share)	4.54
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 2.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Remaining contractual term (in years)	11 years	12 years	15 years	17 years
Exercisable, Remaining contractual term (in years)	16 years
Vested and expected to vest after, Remaining contractual life (in years)	11 years
Outstanding, Aggregate intrinsic value	€ 28,356	€ 19,556	€ 32,050
Granted, Aggregate intrinsic value	20,865	12,359	17,412
Exercised, Aggregate intrinsic value	10,769	2,168	5,034
Canceled, Aggregate intrinsic value	2,623	1,214	1,572
Outstanding, Aggregate intrinsic value	30,237	€ 28,356	€ 19,556	€ 32,050
Exercisable, Aggregate intrinsic value	10,856
Vested and expected to vest, Aggregate intrinsic value	€ 30,237